Common Stock Purchase Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2012	2,342,500	$2.50
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at September 30, 2013	2,342,500	2.50
Warrants exercisable at September 30, 2013	2,342,500	$2.50

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2012	2,342,500	$2.50
Granted	-
Exercised	-
Forfeited	-
Outstanding at December 31, 2013	2,342,500	2.50
Warrants exercisable at December 31, 2013	2,342,500	$2.50